Interest and Finance Costs	6 Months Ended
Jun. 30, 2026
Interest and Finance Costs [Abstract]
Interest and Finance Costs
23.	Interest and Finance Costs:

The amounts in the accompanying unaudited interim consolidated statements of comprehensive income are analyzed as follows:

	Six months ended June 30,	Six months ended June 30,
	2025	2026
Interest on long-term debt (including financial liabilities)	$293,527	$1,278,775
Interest on long-term debt – related party (Note 3 (e))	1,771,836	—
Amortization and write-off of deferred finance charges	108,215	629,815
Other finance charges (including $493,992, and $345,065 to related parties for the six months ended June 30, 2025, and 2026, respectively, Note 3(a))	1,020,543	762,575
Total	$3,194,121	$2,671,165